PROPERTY AND EQUIPMENT, NET (Details Narrative) ₪ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 ILS (₪)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Depreciation			$ 2	$ 1
The Cannovation Center [Member]
Defined Benefit Plan Disclosure [Line Items]
Payments to Acquire Land	$ 221	₪ 688
Agreement description	Under the Agreement, Cannovation committed to build and develop the Green Vision Center in accordance with the time frames, terms and conditions of the Agreement. Typically, the initial time frame for completing the development is four (4) years, subject to extensions that the ILA may approve. Upon completion of the development within the time frames and other requirements specified in the Agreement, Cannovation will be entitled, subject to Israeli law, to long term lease agreement (49 years) to the Land (equivalent to ownership rights as most of the land in Israel is government owned and when marketed usually the developers are granted with development/long lease rights).	Under the Agreement, Cannovation committed to build and develop the Green Vision Center in accordance with the time frames, terms and conditions of the Agreement. Typically, the initial time frame for completing the development is four (4) years, subject to extensions that the ILA may approve. Upon completion of the development within the time frames and other requirements specified in the Agreement, Cannovation will be entitled, subject to Israeli law, to long term lease agreement (49 years) to the Land (equivalent to ownership rights as most of the land in Israel is government owned and when marketed usually the developers are granted with development/long lease rights).
Land	$ 27		$ 27